UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2014


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2014

                                                                      (Form N-Q)

                                             (C)2014, USAA. All rights reserved.
48497-0814

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PORTFOLIO OF INVESTMENTS

June 30, 2014 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

ADJUSTABLE-RATE NOTES - similar to variable-rate demand notes in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Build America Mutual Assurance Co., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Bank of America, N.A., Bank of New York Mellon, Citibank, N.A., Dexia Credit Local, JPMorgan Chase Bank, N.A., Key Bank, N.A., Landesbank Hessen- Thuringen, or Wells Fargo Bank, N.A.

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1  | USAA Tax Exempt Intermediate-Term Fund
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(LOC)     Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Federal Housing Administration, Federal Housing Association Insured Mortgage Nursing Home, or Texas Permanent School Fund.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

EDA       Economic Development Authority
EDC       Economic Development Corp.
ETM       Escrowed to final maturity
IDA       Industrial Development Authority/Agency
IDC       Industrial Development Corp.
ISD       Independent School District
MTA       Metropolitan Transportation Authority
PRE       Prerefunded to a date prior to maturity
USD       Unified School District

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                                                   Portfolio of Investments |  2
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PORTFOLIO OF INVESTMENTS

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
June 30, 2014 (Unaudited)

PRINCIPAL                                                                                        MARKET
AMOUNT                                                         COUPON            FINAL            VALUE
(000)         SECURITY                                           RATE         MATURITY            (000)
-------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (84.1%)

              ALABAMA (0.6%)

$    16,340   Montgomery Medical Clinic Board                    4.75%       3/01/2026     $     16,530
      5,000   Private Colleges and Universities Facilities
                    Auth. (INS)                                  4.75        9/01/2026            5,079
                                                                                           ------------
                                                                                                 21,609
                                                                                           ------------
              ARIZONA (2.4%)

     20,310   Apache County IDA (a)                              4.50        3/01/2030           21,206
      6,000   Health Facilities Auth.                            5.00        2/01/2027            6,633
      2,500   Maricopa County Union High School District
                    No. 210 (INS) (PRE)                          4.50        7/01/2024            2,609
     15,000   Mohave County IDA                                  7.50        5/01/2019           17,099
      3,270   Phoenix Civic Improvement Corp. (INS)              5.50        7/01/2024            4,060
      2,115   Phoenix Civic Improvement Corp. (INS)              5.50        7/01/2025            2,632
      2,680   Pima County IDA                                    4.50        6/01/2030            2,802
      2,000   Pinal County IDA (INS)                             5.25       10/01/2020            2,085
      1,250   Pinal County IDA (INS)                             5.25       10/01/2022            1,289
      2,000   Pinal County IDA (INS)                             4.50       10/01/2025            2,009
      3,540   State (INS)                                        5.00       10/01/2019            4,165
      7,275   State (INS)                                        5.25       10/01/2020            8,506
      1,535   State Univ. (INS) (PRE)                            5.00        9/01/2024            1,585
      7,180   Univ. Medical Center Corp.                         5.00        7/01/2022            7,345
                                                                                           ------------
                                                                                                 84,025
                                                                                           ------------
              ARKANSAS (0.2%)

      3,125   Baxter County                                      5.00        9/01/2026            3,203
      4,000   Independence County (INS)                          4.90        7/01/2022            4,114
                                                                                           ------------
                                                                                                  7,317
                                                                                           ------------
              CALIFORNIA (11.0%)

      1,510   Cerritos Community College District                5.02 (b)    8/01/2025            1,012
      1,000   Cerritos Community College District                5.24 (b)    8/01/2027              597
      1,000   Cerritos Community College District                5.41 (b)    8/01/2028              561
     10,000   Chabot-Las Positas Community College
                    District (INS)                               4.85 (b)    8/01/2022            7,316
      5,000   Chabot-Las Positas Community College
                    District (INS)                               4.88 (b)    8/01/2023            3,480
      5,000   City and County of San Francisco Airport
                    Commission                                   5.25        5/01/2022            5,856
      7,000   City and County of San Francisco Airport
                    Commission                                   5.25        5/01/2023            8,162
      5,000   City and County of San Francisco Airport
                    Commission                                   4.90        5/01/2029            5,645
      2,000   Coronado Community Dev. Agency (INS)               5.00        9/01/2024            2,102
      6,810   El Camino Community College District               4.25 (b)    8/01/2026            4,456
      7,665   El Camino Community College District               4.42 (b)    8/01/2027            4,760
      5,500   El Camino Community College District               4.58 (b)    8/01/2028            3,223
     46,605   Golden State Tobacco Securitization Corp. (INS)    4.17 (b)    6/01/2025           31,842

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
PRINCIPAL                                                                                        MARKET
AMOUNT                                                         COUPON            FINAL            VALUE
(000)         SECURITY                                           RATE         MATURITY            (000)
-------------------------------------------------------------------------------------------------------
$     3,380   Health Facilities Financing Auth.                  5.13%       7/01/2022     $      3,527
      2,000   Health Facilities Financing Auth.                  5.00        8/15/2027            2,280
      5,000   Health Facilities Financing Auth.                  5.25        8/15/2031            5,664
      1,000   Irvine City                                        5.00        9/02/2029            1,084
      5,000   Irvine USD Special Tax District (INS)              5.25        9/01/2019            5,803
      2,500   Irvine USD Special Tax District (INS)              4.50        9/01/2020            2,772
      6,745   Kern County Board of Education (INS)               5.00        6/01/2026            6,936
      1,300   Los Angeles County                                 5.00        3/01/2023            1,541
     20,000   Los Angeles Department of Water and
                    Power (INS) (a)                              4.75        7/01/2025           20,898
      6,400   Public Works Board                                 5.50        4/01/2021            7,661
      6,755   Public Works Board                                 5.60        4/01/2022            8,049
      3,000   Public Works Board                                 5.13        3/01/2023            3,416
      3,130   Public Works Board                                 5.75        4/01/2023            3,719
      1,185   Public Works Board                                 5.00       11/01/2023            1,405
      2,500   Public Works Board                                 5.25        3/01/2024            2,845
      2,000   Public Works Board                                 5.00       11/01/2024            2,339
      1,250   Public Works Board                                 5.00        3/01/2025            1,463
      2,000   Public Works Board                                 5.38        3/01/2025            2,281
      1,365   Public Works Board                                 5.00        3/01/2026            1,582
     10,000   Public Works Board                                 5.00        4/01/2028           11,252
      7,000   Public Works Board                                 5.00       11/01/2028            7,934
      5,000   Public Works Board                                 5.00        4/01/2029            5,597
     11,465   Public Works Board                                 5.00       10/01/2031           13,015
      1,430   Sacramento Financing Auth. (INS)                   5.00       12/01/2024            1,514
     15,265   Sacramento Municipal Utility District
                    Financing Auth. (INS)                        4.75        7/01/2024           16,338
     10,000   Sacramento Municipal Utility District
                    Financing Auth.                              5.13        7/01/2029           10,684
      4,720   Salinas Union High School District (INS)           4.37 (b)    6/01/2016            4,624
      2,000   Salinas Union High School District (INS)           4.37 (b)   10/01/2016            1,948
      3,525   San Bernardino County Redevelopment Agency
                    (INS)                                        5.00        9/01/2025            3,566
      2,395   San Diego USD (INS)                                4.50        7/01/2025            2,591
      3,000   San Jose USD (INS) (PRE)                           4.50        6/01/2024            3,297
      7,065   Santa Clara County Financing Auth. (INS)           4.75        5/15/2023            7,596
      7,400   Santa Clara County Financing Auth. (INS)           4.75        5/15/2024            7,948
      7,750   Santa Clara County Financing Auth. (INS)           4.75        5/15/2025            8,316
      2,175   Semitropic Improvement District (INS) (PRE)        5.25       12/01/2018            2,222
      2,500   Solano Community College District (INS)            4.85 (b)    8/01/2023            1,660
      4,735   Solano Community College District (INS)            4.88 (b)    8/01/2024            2,972
      4,035   South Orange County Public Financing
                    Auth. (INS)                                  5.00        8/15/2022            4,144
      4,920   South Orange County Public Financing
                    Auth. (INS)                                  5.00        8/15/2025            5,022
     20,000   State                                              5.25       10/01/2022           23,869
     27,445   State                                              5.75        4/01/2027           32,658
      3,120   Statewide Communities Dev. Auth.                   5.00        5/15/2021            3,270
      3,275   Statewide Communities Dev. Auth.                   5.00        5/15/2022            3,409
      3,440   Statewide Communities Dev. Auth.                   5.00        5/15/2023            3,589
      3,610   Statewide Communities Dev. Auth.                   5.00        5/15/2024            3,740
      3,795   Statewide Communities Dev. Auth.                   5.00        5/15/2025            3,913
      1,000   Statewide Communities Dev. Auth.                   5.13        5/15/2031            1,070
     10,085   Tobacco Securitization Auth.                       4.75        6/01/2025           10,000
      3,470   Tuolumne Wind Project Auth.                        5.00        1/01/2022            3,927
     10,000   Upland City                                        6.00        1/01/2026           11,374
      2,000   Washington Township Health Care District           5.75        7/01/2024            2,213
      3,500   Washington Township Health Care District           5.00        7/01/2025            3,768
                                                                                           ------------
                                                                                                393,317
                                                                                           ------------
              COLORADO (3.0%)

      5,000   Adams and Arapahoe Counties Joint School
                    District No. 28J                             3.20 (b)   12/01/2022            4,086
      4,500   Adams County (INS)                                 4.38        9/01/2017            4,702

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                                                   Portfolio of Investments |  4
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
PRINCIPAL                                                                                        MARKET
AMOUNT                                                         COUPON            FINAL            VALUE
(000)         SECURITY                                           RATE         MATURITY            (000)
-------------------------------------------------------------------------------------------------------
$    30,955   Denver Health and Hospital Auth.                   4.75%      12/01/2027     $     31,664
      1,000   Health Facilities Auth.                            5.25        6/01/2023            1,043
      2,750   Health Facilities Auth.                            5.00        6/01/2028            2,950
     10,000   Regional Transportation District                   5.00        6/01/2025           10,998
      7,585   Regional Transportation District (c)               5.00        6/01/2029            8,428
     14,175   Regional Transportation District (c)               5.00        6/01/2030           15,683
     15,005   Regional Transportation District (c)               5.00        6/01/2031           16,493
      9,045   State (INS) (PRE)                                  5.00       11/01/2023            9,624
                                                                                           ------------
                                                                                                105,671
                                                                                           ------------

              CONNECTICUT (0.4%)

     10,000   Health and Educational Facilities Auth.            5.00        7/01/2034           10,921
      8,698   Mashantucket (Western) Pequot Tribe (d)            7.06 (e)    7/01/2031            4,368
                                                                                           ------------
                                                                                                 15,289
                                                                                           ------------
              DISTRICT OF COLUMBIA (0.9%)

        375   District of Columbia                               5.00        7/01/2023              412
      7,000   District of Columbia (INS)                         5.00        1/01/2025            7,380
      3,870   District of Columbia                               5.63       10/01/2025            4,308
      5,000   District of Columbia                               5.75       10/01/2026            5,558
      7,930   District of Columbia (INS)                         4.75        5/01/2027            6,546
      6,000   District of Columbia                               5.75       10/01/2027            6,649
      1,280   District of Columbia                               6.00        7/01/2033            1,467
                                                                                           ------------
                                                                                                 32,320
                                                                                           ------------
              FLORIDA (9.2%)

      5,165   Brevard County School Board (INS) (PRE)            5.00        7/01/2025            5,528
      2,500   Broward County Airport System                      5.00       10/01/2024            2,853
      6,500   Broward County School Board (INS)                  5.00        7/01/2023            7,024
      4,000   Broward County School Board (INS)                  5.00        7/01/2024            4,318
      3,710   Broward County School Board (INS)                  5.00        7/01/2025            3,868
      3,270   Flagler County School Board (INS)                  5.00        8/01/2025            3,422
      8,000   Hillsborough County IDA                            5.65        5/15/2018            9,241
      4,250   Indian River County School Board (INS)             5.00        7/01/2024            4,427
      3,500   Jacksonville                                       5.00       10/01/2028            3,915
      5,000   JEA St. Johns River Power Park (INS)               5.00       10/01/2020            5,179
      1,250   Lake County School Board (INS) (c)                 5.00        6/01/2029            1,402
      2,225   Lake County School Board (INS) (c)                 5.00        6/01/2030            2,484
      2,500   Lee County                                         5.00       10/01/2023            2,940
      2,700   Lee County                                         5.00       10/01/2024            3,188
      7,245   Lee County IDA                                     5.00       10/01/2028            7,264
     10,535   Lee County School Board (INS)                      5.00        8/01/2027           11,008
      6,465   Lee County School Board (INS)                      5.00        8/01/2028            6,735
      6,560   Miami Beach City Health Facilities Auth.           5.00       11/15/2029            7,057
      7,500   Miami-Dade County                                  3.75       12/01/2018            7,961
      1,670   Miami-Dade County (INS) (PRE)                      5.00        4/01/2022            1,730
      2,805   Miami-Dade County (INS) (PRE)                      5.00        4/01/2023            2,906
      8,375   Miami-Dade County (INS)                            4.75       11/01/2023            9,082
      2,345   Miami-Dade County (INS)                            5.00       10/01/2024            2,588
      9,830   Miami-Dade County (INS)                            4.75       11/01/2024           10,624
      2,000   Miami-Dade County                                  5.00       10/01/2025            2,268
      3,670   Miami-Dade County (INS)                            5.00       10/01/2025            4,051
      2,500   Miami-Dade County (INS)                            5.00       10/01/2026            2,760
      6,440   Miami-Dade County                                  5.00       10/01/2026            7,237
      7,000   Miami-Dade County                                  5.00       10/01/2027            7,826
     10,000   Miami-Dade County Expressway Auth.                 5.00        7/01/2028           11,183
      1,000   Miami-Dade County Expressway Auth.                 5.00        7/01/2029            1,133
      7,000   Miami-Dade County Expressway Auth.                 5.00        7/01/2029            7,787
      1,610   Miami-Dade County Expressway Auth.                 5.00        7/01/2030            1,816
      1,255   Miami-Dade County Expressway Auth.                 5.00        7/01/2031            1,405
      2,000   Miami-Dade County Expressway Auth.                 5.00        7/01/2032            2,227
      2,000   Miami-Dade County Expressway Auth.                 5.00        7/01/2033            2,218

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
PRINCIPAL                                                                                        MARKET
AMOUNT                                                         COUPON            FINAL            VALUE
(000)         SECURITY                                           RATE         MATURITY            (000)
-------------------------------------------------------------------------------------------------------
$     2,000   Miami-Dade County Expressway Auth.                 5.00%       7/01/2034     $      2,210
      4,750   Miami-Dade County Health Facilities Auth.          5.00        8/01/2027            5,165
      4,950   Miami-Dade County Health Facilities Auth.          5.00        8/01/2028            5,339
      5,250   Miami-Dade County Health Facilities Auth.          5.00        8/01/2029            5,638
      3,500   Miami-Dade County Health Facilities Auth.          5.00        8/01/2030            3,745
      5,780   Miami-Dade County Health Facilities Auth.          5.00        8/01/2031            6,176
     10,000   Miami-Dade County School Board (INS)               5.00        2/01/2024           10,872
     12,000   Miami-Dade County School Board (INS)               5.25        5/01/2025           13,498
     12,000   Orange County Health Facility Auth.                5.25       10/01/2022           13,343
      5,000   Orange County Health Facility Auth.                5.38       10/01/2023            5,547
      3,055   Osceola County School Board                        5.00        6/01/2028            3,385
      6,235   Palm Beach County Health Facilities Auth. (INS)    5.00       12/01/2021            6,252
      7,595   Palm Beach County Health Facilities Auth.          5.00       11/15/2023            8,331
        650   Palm Beach County School Board (INS)               5.00        8/01/2022              683
      1,995   Pinellas County Educational Facilities Auth.       5.00       10/01/2021            2,256
      1,080   Pinellas County Educational Facilities Auth.       4.00       10/01/2022            1,125
      1,415   Pinellas County Educational Facilities Auth.       4.00       10/01/2023            1,456
      2,045   Pinellas County Educational Facilities Auth.       5.38       10/01/2026            2,268
      1,895   Pinellas County Educational Facilities Auth.       5.00       10/01/2027            2,008
      2,615   Pinellas County Educational Facilities Auth.       6.50       10/01/2031            3,025
      7,370   Saint Lucie County (INS)                           5.00       10/01/2028            8,191
      2,045   Saint Lucie County School Board                    5.00        7/01/2025            2,327
      1,500   Saint Lucie County School Board                    5.00        7/01/2026            1,694
      8,970   Sunshine State Governmental
                    Financing Commission                         5.00        9/01/2019           10,381
      5,525   Sunshine State Governmental
                    Financing Commission                         5.00        9/01/2020            6,394
      1,055   Sunshine State Governmental Financing
                    Commission (INS)                             5.00        9/01/2021            1,224
      4,585   Volusia County School Board (INS) (PRE)            5.00        8/01/2022            4,824
      4,920   Volusia County School Board (INS) (PRE)            5.00        8/01/2023            5,176
      5,165   Volusia County School Board (INS) (PRE)            5.00        8/01/2024            5,434
                                                                                           ------------
                                                                                                326,622
                                                                                           ------------
              GEORGIA (0.6%)

     10,000   Burke County Dev. Auth.                            7.00        1/01/2023           11,693
      4,000   Glynn-Brunswick Memorial Hospital Auth.            5.25        8/01/2023            4,346
      2,000   Private Colleges and Universities Auth.            5.25       10/01/2027            2,173
      3,000   Private Colleges and Universities Auth.            5.25       10/01/2027            3,263
                                                                                           ------------
                                                                                                 21,475
                                                                                           ------------
              GUAM (0.2%)

      1,000   Power Auth.                                        5.00       10/01/2027            1,125
      1,000   Power Auth.                                        5.00       10/01/2030            1,111
      1,000   Waterworks Auth.                                   5.00        7/01/2028            1,072
      3,000   Waterworks Auth.                                   5.25        7/01/2033            3,201
                                                                                           ------------
                                                                                                  6,509
                                                                                           ------------
              ILLINOIS (9.1%)

      1,000   Bedford Park Village                               4.60       12/01/2017            1,031
      3,240   Bedford Park Village                               4.80       12/01/2020            3,330
      3,085   Bedford Park Village                               4.90       12/01/2023            3,147
      3,861   Chicago                                            6.63       12/01/2022            3,917
     30,000   Chicago (INS)                                      4.45 (b)    1/01/2023           21,369
      6,525   Chicago Midway Airport                             5.00        1/01/2027            7,360
     11,750   Chicago Midway Airport                             5.00        1/01/2029           13,139
      5,175   Chicago Midway Airport                             5.00        1/01/2030            5,760
      8,910   Chicago Midway Airport                             5.00        1/01/2031            9,857
      6,000   Chicago Midway Airport                             5.00        1/01/2032            6,613
      1,635   Chicago Midway Airport                             5.25        1/01/2033            1,814
      7,000   Chicago-O'Hare International Airport (INS)         5.00        1/01/2021            7,436
     10,000   Chicago-O'Hare International Airport (INS)         5.00        1/01/2022           10,613

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                                                   Portfolio of Investments |  6

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
PRINCIPAL                                                                                        MARKET
AMOUNT                                                         COUPON            FINAL            VALUE
(000)         SECURITY                                           RATE         MATURITY            (000)
-------------------------------------------------------------------------------------------------------
$     9,000   Chicago-O'Hare International Airport               5.25%       1/01/2024     $     10,100
      3,620   Chicago-O'Hare International Airport (INS)         5.00        1/01/2028            4,049
      1,500   Chicago-O'Hare International Airport (INS)         5.00        1/01/2029            1,666
     13,480   Chicago-O'Hare International Airport               5.25        1/01/2029           15,292
      2,150   Chicago-O'Hare International Airport (INS)         5.13        1/01/2030            2,399
      2,370   Finance Auth.                                      5.50        5/01/2017            2,598
      4,340   Finance Auth.                                      5.75        5/01/2018            4,877
      2,080   Finance Auth.                                      5.00        2/15/2020            2,308
      1,710   Finance Auth.                                      5.00        2/15/2022            1,845
        750   Finance Auth.                                      5.25        4/01/2022              779
      2,000   Finance Auth.                                      5.00        4/01/2023            2,005
      3,400   Finance Auth. (INS)                                5.00       11/01/2023            3,610
     14,935   Finance Auth. (INS)                                5.00       11/15/2023           15,060
      7,140   Finance Auth.                                      5.13        2/15/2025            7,591
      4,165   Finance Auth.                                      5.00        4/01/2025            4,148
      8,210   Finance Auth.                                      4.50        5/15/2025            8,588
      7,665   Finance Auth.                                      5.38        8/15/2026            8,560
      8,000   Finance Auth.                                      4.50       11/15/2026            8,167
      1,750   Finance Auth.                                      5.40        4/01/2027            1,800
      8,250   Finance Auth.                                      5.50        7/01/2028            9,067
     20,000   Finance Auth. (c)                                  3.90        3/01/2030           20,200
      3,385   Finance Auth.                                      5.00        9/01/2034            3,539
        315   Housing Dev. Auth.                                 4.55        7/01/2021              322
        365   Housing Dev. Auth.                                 4.60        7/01/2023              370
      3,495   Lake County Community Unit School
                    District (INS) (ETM)                         5.13 (b)   12/01/2016            3,452
      4,555   Lake County Community Unit School
                    District (INS)                               5.13 (b)   12/01/2016            4,399
      2,500   Metropolitan Pier and Exposition Auth. (INS)       5.20        6/15/2017            2,818
      2,500   Metropolitan Pier and Exposition Auth. (INS)       5.30        6/15/2018            2,807
      4,000   Metropolitan Pier and Exposition Auth. (INS)       5.40        6/15/2019            4,462
      5,000   Metropolitan Pier and Exposition Auth. (INS)       5.70 (b)    6/15/2026            3,141
      2,000   Northeastern Illinois Univ.                        4.75       10/01/2025            2,039
      7,095   Railsplitter Tobacco Settlement Auth.              5.00        6/01/2018            8,050
     10,000   Railsplitter Tobacco Settlement Auth.              5.50        6/01/2023           11,876
      3,700   Springfield School District No. 186 (INS)          5.00        2/01/2024            4,232
      7,200   Springfield School District No. 186 (INS)          5.00        2/01/2025            8,153
      4,215   Springfield School District No. 186 (INS)          5.00        2/01/2026            4,733
      5,000   State (INS)                                        5.00        1/01/2021            5,616
     10,000   State (INS)                                        5.00        4/01/2029           10,828
     14,070   Will County Forest Preserve District (INS)         5.40 (b)   12/01/2017           13,545
                                                                                           ------------
                                                                                                324,477
                                                                                           ------------
              INDIANA (1.7%)

      1,470   Finance Auth.                                      5.00        5/01/2024            1,703
     20,000   Finance Auth. (INS) (a)                            4.55       12/01/2024           20,606
      1,200   Finance Auth.                                      5.00        5/01/2027            1,341
      1,900   Finance Auth.                                      5.00       10/01/2027            2,097
     10,500   Finance Auth.                                      5.00        6/01/2032           10,818
      4,000   Health and Educational Facility Financing Auth.    5.00        2/15/2021            4,270
      8,375   Health and Educational Facility Financing Auth.    5.00        2/15/2022            8,932
      3,000   Jasper County (INS)                                5.85        4/01/2019            3,440
      6,000   Rockport (INS)                                     4.63        6/01/2025            6,283
      6,181   St. Joseph County, acquired 12/17/1998;
                    cost $6,119 (f),(g)                          5.75        2/15/2019              510
      1,500   Vanderburgh County Redevelopment
                    District (PRE)                               5.00        2/01/2026            1,645
                                                                                           ------------
                                                                                                 61,645
                                                                                           ------------
              IOWA (1.0%)

      9,190   Finance Auth. (INS)                                5.00        7/01/2014            9,191
      1,325   Finance Auth. (INS)                                5.00       12/01/2021            1,354
      1,390   Finance Auth. (INS)                                5.00       12/01/2022            1,414

================================================================================

7  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                         COUPON            FINAL            VALUE
(000)         SECURITY                                           RATE         MATURITY            (000)
-------------------------------------------------------------------------------------------------------
$     5,000   Finance Auth.                                      5.50%      12/01/2022     $      5,223
      1,460   Finance Auth. (INS)                                5.00       12/01/2023            1,482
      1,535   Finance Auth. (INS)                                5.00       12/01/2024            1,554
      1,610   Finance Auth. (INS)                                5.00       12/01/2025            1,629
      1,690   Finance Auth. (INS)                                5.00       12/01/2026            1,706
      2,475   Waterloo Community School District                 5.00        7/01/2024            2,676
      2,775   Waterloo Community School District                 5.00        7/01/2025            2,980
      4,510   Waterloo Community School District                 5.00        7/01/2027            4,806
                                                                                           ------------
                                                                                                 34,015
                                                                                           ------------
              KANSAS (0.1%)

      7,585   Wyandotte County                                   6.07 (b)    6/01/2021            5,278
                                                                                           ------------
              KENTUCKY (0.9%)

      6,130   Economic Dev. Finance Auth.                        4.05 (b)   10/01/2024            4,157
      7,500   Economic Dev. Finance Auth. (INS)                  5.75       12/01/2028            8,018
      3,830   Louisville/Jefferson County Metro Government       5.00       12/01/2022            4,454
      2,760   Louisville/Jefferson County Metro Government       5.00       12/01/2023            3,173
      7,160   Louisville/Jefferson County Metro Government       5.00       12/01/2024            8,171
      3,725   Pikeville City Hospital Improvement                5.75        3/01/2026            4,161
                                                                                           ------------
                                                                                                 32,134
                                                                                           ------------
              LOUISIANA (1.7%)

      2,750   Jefferson Parish Hospital District No. 1 (INS)     5.50        1/01/2026            3,059
      3,000   Jefferson Parish Hospital District No. 1 (INS)     5.38        1/01/2031            3,250
      3,750   Local Government Environmental Facilities and
                    Community Dev. Auth.                         6.50        8/01/2029            4,309
     20,000   Public Facilities Auth.                            5.00        9/01/2028           20,820
      2,440   Terrebonne Parish Hospital Service
                    District No. 1                               5.00        4/01/2022            2,705
      2,570   Terrebonne Parish Hospital Service
                    District No. 1                               5.00        4/01/2023            2,826
      2,000   Terrebonne Parish Hospital Service
                    District No. 1                               4.65        4/01/2024            2,138
      4,250   Terrebonne Parish Hospital Service
                    District No. 1                               5.00        4/01/2028            4,545
      5,000   Tobacco Settlement Financing Corp.                 5.00        5/15/2023            5,740
     10,000   Tobacco Settlement Financing Corp.                 5.25        5/15/2031           10,775
                                                                                           ------------
                                                                                                 60,167
                                                                                           ------------
              MAINE (0.5%)

      1,635   Health and Higher Educational Facilities Auth.     5.00        7/01/2024            1,853
      1,000   Health and Higher Educational Facilities Auth.     5.00        7/01/2026            1,103
     11,500   Health and Higher Educational Facilities Auth.     6.00        7/01/2026           12,562
      1,000   Health and Higher Educational Facilities Auth.     5.00        7/01/2027            1,096
      1,500   Jay                                                4.85        5/01/2019            1,516
                                                                                           ------------
                                                                                                 18,130
                                                                                           ------------
              MARYLAND (0.2%)

        630   Community Dev. Administration                      5.88        7/01/2016              632
      2,500   EDC                                                6.20        9/01/2022            2,992

      5,000   Health and Higher Educational Facilities Auth.     6.00        1/01/2028            5,309
                                                                                           ------------
                                                                                                  8,933
                                                                                           ------------
              MASSACHUSETTS (1.1%)

        640   Dev. Finance Agency                                5.00        7/01/2020              703
      1,480   Dev. Finance Agency                                5.00        7/01/2022            1,614
      4,500   Dev. Finance Agency                                6.25        1/01/2027            5,223
      1,720   Dev. Finance Agency                                5.00        7/01/2027            1,839
      2,000   Dev. Finance Agency                                5.00        7/01/2030            2,124

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                         COUPON            FINAL            VALUE
(000)         SECURITY                                           RATE         MATURITY            (000)
-------------------------------------------------------------------------------------------------------
$     3,110   Health and Educational Facilities Auth.            5.00%       7/01/2019     $      3,380
      9,000   Health and Educational Facilities Auth.            6.00        7/01/2024           10,555
      4,000   Health and Educational Facilities Auth.            5.00        7/15/2027            4,103
      5,545   Massachusetts Bay Transportation Auth.             4.60 (b)    7/01/2022            4,146
      5,000   Massachusetts Bay Transportation Auth.             4.70 (b)    7/01/2024            3,357
      1,600   Massachusetts Bay Transportation Auth.             4.73 (b)    7/01/2025            1,012
        110   Water Pollution Abatement Trust                    4.75        8/01/2025              115
                                                                                           ------------
                                                                                                 38,171
                                                                                           ------------
              MICHIGAN (1.5%)

     18,000   Building Auth. (INS)                               4.81 (b)   10/15/2022           12,647
      3,000   Building Auth.                                     5.00       10/15/2029            3,333
     10,000   Grand Traverse County Hospital Finance Auth.       5.00        7/01/2029           10,789
      2,675   Hospital Finance Auth.                             5.00       11/15/2019            2,896
      3,400   Hospital Finance Auth.                             5.00       11/15/2022            3,593
     12,000   Kent Hospital Finance Auth.                        5.00       11/15/2029           13,313
      3,000   State Trunk Line Fund                              5.00       11/01/2019            3,534
      2,000   State Trunk Line Fund                              5.00       11/01/2020            2,338
                                                                                           ------------
                                                                                                 52,443
                                                                                           ------------
              MINNESOTA (1.2%)

      1,080   Chippewa County                                    5.38        3/01/2022            1,142
      5,120   Chippewa County                                    5.50        3/01/2027            5,374
     18,015   Cohasset (a)                                       4.95        7/01/2022           18,018
      2,500   Higher Education Facilities Auth.                  4.50       10/01/2027            2,653
      3,000   Municipal Power Agency                             4.38       10/01/2025            3,140
      7,680   St. Paul Housing and Redevelopment Auth.           5.15       11/15/2020            7,962
      3,500   St. Paul Housing and Redevelopment Auth.           5.25        5/15/2026            3,655
                                                                                           ------------
                                                                                                 41,944
                                                                                           ------------
              MISSISSIPPI (0.4%)

      2,000   Dev. Bank                                          5.00        4/01/2028            2,220
      7,000   Dev. Bank (INS)                                    5.00        9/01/2030            7,717
      1,650   Hospital Equipment and Facilities Auth.            5.00       12/01/2016            1,770
      1,000   Hospital Equipment and Facilities Auth.            5.25       12/01/2021            1,042
                                                                                           ------------
                                                                                                 12,749
                                                                                           ------------
              MISSOURI (1.2%)

      1,780   Cape Girardeau County Health Care
                    Facilities IDA                               5.00        6/01/2025            2,033
     17,545   Cape Girardeau County Health Care
                    Facilities IDA                               5.00        6/01/2027           17,859
      2,555   Cape Girardeau County Health Care
                    Facilities IDA                               5.00        6/01/2027            2,863
      1,000   Cass County                                        5.00        5/01/2022            1,021
      3,315   Cass County                                        5.38        5/01/2022            3,412
      2,000   Cass County                                        5.50        5/01/2027            2,041
      2,000   Dev. Finance Board                                 4.75        6/01/2025            2,064
      2,310   Health and Educational Facilities Auth.            5.00        5/01/2030            2,469
      2,350   Health and Educational Facilities Auth.            5.25        5/01/2033            2,531
      1,760   Riverside IDA (INS)                                5.00        5/01/2020            1,893
      1,380   Saint Louis County IDA                             5.00        9/01/2023            1,478
      2,750   Saint Louis County IDA                             5.50        9/01/2033            2,972
      1,330   St. Joseph IDA                                     5.00        4/01/2027            1,440
                                                                                           ------------
                                                                                                 44,076
                                                                                           ------------
              MONTANA (0.4%)

      6,500   Forsyth (INS)                                      4.65        8/01/2023            6,981
      8,500   Forsyth                                            3.90        3/01/2031            8,681
                                                                                           ------------
                                                                                                 15,662
                                                                                           ------------

================================================================================

9  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                         COUPON            FINAL            VALUE
(000)         SECURITY                                           RATE         MATURITY            (000)
-------------------------------------------------------------------------------------------------------
              NEVADA (1.6%)

$     2,865   Clark County                                       5.00%       5/15/2020     $      3,070
     20,470   Clark County                                       5.00        7/01/2032           23,163
     10,845   Clark County                                       5.00        7/01/2033           12,193
     18,000   Humboldt County                                    5.15       12/01/2024           19,968
                                                                                           ------------
                                                                                                 58,394
                                                                                           ------------
              NEW JERSEY (3.1%)

     10,000   EDA                                                5.25        9/01/2019           11,639
      5,000   EDA (INS)                                          5.00        7/01/2022            5,051
     10,000   EDA                                                5.25        9/01/2022           11,537
      3,500   EDA                                                4.45        6/01/2023            3,821
      8,830   EDA (PRE)                                          5.25        9/01/2023            9,353
      2,500   EDA                                                5.00        6/15/2026            2,722
      4,535   Essex County Improvement Auth. (INS)               6.00       11/01/2025            5,207
     20,000   State Turnpike Auth.                               5.00        1/01/2021           22,919
     10,000   State Turnpike Auth.                               5.00        1/01/2034           11,172
      5,000   Tobacco Settlement Financing Corp.                 5.00        6/01/2017            5,449
      2,000   Transportation Trust Fund Auth. (PRE)              5.25       12/15/2017            2,148
      5,000   Transportation Trust Fund Auth. (INS)              5.25       12/15/2022            5,905
     20,000   Transportation Trust Fund Auth.                    4.47 (b)   12/15/2025           12,668
                                                                                           ------------
                                                                                                109,591
                                                                                           ------------
              NEW MEXICO (0.9%)

     20,000   Farmington Pollution Control                       4.70        5/01/2024           21,315
      4,890   Jicarilla Apache Nation (h)                        5.00        9/01/2018            4,890
      3,250   Jicarilla Apache Nation (h)                        5.50        9/01/2023            3,218
      4,000   Sandoval County (PRE)                              4.38        6/01/2020            4,097
                                                                                           ------------
                                                                                                 33,520
                                                                                           ------------
              NEW YORK (6.8%)

      2,500   Albany IDA                                         5.75       11/15/2022            2,851
      1,500   Dormitory Auth.                                    5.25        7/01/2015            1,506
      4,000   Dormitory Auth.                                    5.20        2/15/2016            4,017
      2,005   Dormitory Auth.                                    5.25        7/01/2016            2,013
      4,760   Dormitory Auth.                                    5.30        2/15/2017            4,780
      2,000   Dormitory Auth.                                    5.25        7/01/2017            2,008
     12,560   Dormitory Auth. (ETM)                              5.30        2/15/2019           14,293
      5,000   Dormitory Auth.                                    5.00        7/01/2020            5,488
     24,935   Dormitory Auth.                                    5.00        7/01/2022           26,773
        750   Dormitory Auth.                                    5.00        5/01/2023              824
        750   Dormitory Auth.                                    5.00        5/01/2024              817
      1,200   Dormitory Auth.                                    5.00        5/01/2025            1,302
      1,000   Dormitory Auth.                                    5.00        5/01/2026            1,081
      1,000   Dormitory Auth. (INS)                              5.00       10/01/2027            1,164
      1,000   Dormitory Auth. (INS)                              5.00       10/01/2028            1,147
      1,300   Dormitory Auth. (INS)                              5.00       10/01/2029            1,483
      2,500   Dutchess County IDA                                4.50        8/01/2026            2,470
      1,180   East Rochester Housing Auth. (NBGA)                4.63        2/15/2017            1,186
      2,000   Erie County IDA                                    5.00        5/01/2028            2,303
     17,075   Long Island Power Auth.                            5.00        4/01/2023           18,889
      5,000   Monroe County IDC (NBGA)                           5.75        8/15/2030            6,005
     10,000   MTA                                                6.25       11/15/2023           11,920
     16,565   MTA                                                5.00       11/15/2024           18,142
      2,500   MTA (INS)                                          5.00       11/15/2024            2,801
      6,800   MTA                                                5.00       11/15/2024            7,572
        115   New York City                                      5.63        8/01/2015              116
        225   New York City                                      5.75        8/01/2016              226
      5,000   New York City                                      5.13       11/15/2022            5,797
      4,330   New York City                                      5.13       12/01/2022            4,923
      6,000   New York City                                      5.13       12/01/2023            6,812

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                         COUPON            FINAL            VALUE
(000)         SECURITY                                           RATE         MATURITY            (000)
-------------------------------------------------------------------------------------------------------
$    10,000   New York City (PRE)                                5.00%       4/01/2024     $     10,836
      5,240   New York City                                      5.00        8/01/2024            5,866
      5,000   New York City                                      5.25       11/15/2024            5,801
      5,000   New York City                                      5.00        2/01/2025            5,634
      3,500   New York City Transitional Finance Auth.           5.00        1/15/2022            4,057
     25,000   New York City Transitional Finance Auth.           5.00        5/01/2026           28,874
        575   Newburgh City                                      5.00        6/15/2023              618
      2,250   Niagara Area Dev. Corp.                            4.00       11/01/2024            2,268
      1,585   Rockland County                                    3.50       10/01/2021            1,611
      1,190   Rockland County                                    3.63       10/01/2022            1,206
      1,560   Rockland County                                    3.63       10/01/2023            1,570
      1,665   Rockland County                                    3.63       10/01/2024            1,665
        790   Saratoga County Capital Resource Corp.             5.00       12/01/2028              889
      1,500   Suffolk County EDC                                 5.00        7/01/2028            1,622
      1,880   Suffolk County IDA                                 5.00       11/01/2014            1,903
      1,000   Suffolk County IDA                                 5.00       11/01/2015            1,048
      1,350   Westchester County Local Dev. Corp.                5.00        1/01/2028            1,438
      2,600   Yonkers (INS)                                      5.00       10/01/2023            2,941
                                                                                           ------------
                                                                                                240,556
                                                                                           ------------
              NORTH CAROLINA (0.8%)

      3,000   Eastern Municipal Power Agency                     5.00        1/01/2024            3,287
      5,000   Eastern Municipal Power Agency                     5.00        1/01/2026            5,479
      4,805   Medical Care Commission                            6.38        7/01/2026            5,555
      5,500   Medical Care Commission                            5.00        7/01/2027            5,761
      2,000   Municipal Power Agency No. 1                       5.25        1/01/2020            2,242
      3,600   Turnpike Auth. (INS)                               5.00        1/01/2022            3,987
      3,330   Turnpike Auth. (INS)                               5.13        1/01/2024            3,665
                                                                                           ------------
                                                                                                 29,976
                                                                                           ------------
              NORTH DAKOTA (0.4%)

      1,000   Grand Forks (INS)                                  5.00       12/15/2022            1,063
     11,085   Grand Forks City Health Care System                5.00       12/01/2029           11,783
      2,055   Williams County                                    5.00       11/01/2021            2,070
                                                                                           ------------
                                                                                                 14,916
                                                                                           ------------
              OHIO (1.7%)

      9,000   Air Quality Dev. Auth.                             5.70        8/01/2020           10,391
      3,000   American Municipal Power, Inc.                     5.00        2/15/2021            3,437
      2,760   American Municipal Power, Inc.                     5.00        2/15/2022            3,124
      7,165   Buckeye Tobacco Settlement Financing Auth.         5.13        6/01/2024            6,078
      2,000   Cleveland Airport System                           5.00        1/01/2030            2,140
      1,000   Cleveland Airport System                           5.00        1/01/2031            1,063
      1,845   Fairview Park City (INS) (PRE)                     4.13       12/01/2020            1,946
        555   Fairview Park City (INS)                           4.13       12/01/2020              583
     10,000   Hamilton City (INS)                                4.65       10/15/2022           10,628
      4,365   Hamilton County                                    4.30 (b)   12/01/2025            2,864
      9,000   Hancock County Hospital Facilities                 6.50       12/01/2030           10,707
      1,750   Miami County                                       5.25        5/15/2021            1,876
      2,000   Miami County                                       5.25        5/15/2026            2,126
      2,000   Turnpike and Infrastructure Commission             5.25        2/15/2029            2,296
                                                                                           ------------
                                                                                                 59,259
                                                                                           ------------
              OKLAHOMA (1.2%)

      5,360   Cherokee Nation (INS) (h)                          4.60       12/01/2021            5,547
      5,650   Chickasaw Nation (h)                               5.38       12/01/2017            6,018
      5,000   Chickasaw Nation (h)                               6.00       12/01/2025            5,663
      2,020   Comanche County Hospital Auth.                     5.00        7/01/2021            2,153
      3,895   Comanche County Hospital Auth. (INS)               5.25        7/01/2022            3,949
      3,000   Comanche County Hospital Auth. (INS)               5.25        7/01/2023            3,038
      1,400   Norman Regional Hospital Auth.                     5.50        9/01/2024            1,458

================================================================================

11  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                         COUPON            FINAL            VALUE
(000)         SECURITY                                           RATE         MATURITY            (000)
-------------------------------------------------------------------------------------------------------
$    13,100   Norman Regional Hospital Auth.                     5.00%       9/01/2027     $     13,442
                                                                                           ------------
                                                                                                 41,268
                                                                                           ------------
              OREGON (0.1%)

      1,000   Washington, Yamhill and Multnomah Counties
                    Hillsboro School District No. 1J (INS)       4.58 (b)    6/15/2025              628
      5,900   Washington, Yamhill and Multnomah Counties
                    Hillsboro School District No. 1J (INS)       4.59 (b)    6/15/2026            3,524
                                                                                           ------------
                                                                                                  4,152
                                                                                           ------------
              PENNSYLVANIA (1.8%)

      1,410   Allegheny County Higher Education Building
                    Auth.                                        5.13        3/01/2025            1,588
      1,000   Allegheny County IDA                               5.00        9/01/2021            1,022
      1,220   Allegheny County IDA                               5.10        9/01/2026            1,228
      5,000   Beaver County IDA                                  2.15        3/01/2017            4,997
      6,500   Cumberland County Municipal Auth.                  4.00       12/01/2026            6,446
      1,000   Delaware County Auth.                              5.00       10/01/2025            1,056
      2,720   Delaware River Port Auth.                          5.00        1/01/2025            2,991
     13,000   Economic Dev. Financing Auth.                      4.00       10/01/2023           13,755
      1,730   Higher Educational Facilities Auth.                5.25        7/15/2025            1,951
      2,020   Higher Educational Facilities Auth.                5.25        7/15/2026            2,260
      2,125   Higher Educational Facilities Auth.                5.25        7/15/2027            2,357
      2,245   Higher Educational Facilities Auth.                5.25        7/15/2028            2,469
      2,415   Higher Educational Facilities Auth.                5.00        7/15/2030            2,568
      1,625   Higher Educational Facilities Auth.                5.00        7/01/2032            1,719
      1,965   Higher Educational Facilities Auth.                5.25        7/15/2033            2,107
      1,615   Lancaster County Hospital Auth.                    5.00       11/01/2026            1,711
      1,200   Montgomery County IDA                              5.00       11/15/2023            1,324
      2,750   Montgomery County IDA                              5.00       11/15/2024            3,007
      1,250   Public School Building Auth.                       5.00        4/01/2023            1,426
      1,500   State Turnpike Commission                          5.00       12/01/2032            1,652
      4,345   State Turnpike Commission                          5.00       12/01/2033            4,768
                                                                                           ------------
                                                                                                 62,402
                                                                                           ------------
              PUERTO RICO (0.6%)

     14,000   Government Dev. Bank (INS)                         4.75       12/01/2015           14,119
      2,600   Industrial, Tourist, Educational, Medical
                    and Environmental Control Facilities
                    Financing Auth.                              5.00        4/01/2027            2,349
      5,000   Sales Tax Financing Corp.                          5.25 (b)     8/01/2023           2,456
      2,000   Sales Tax Financing Corp.                          5.45 (b)     8/01/2024             908
                                                                                           ------------
                                                                                                 19,832
                                                                                           ------------
              RHODE ISLAND (0.4%)

        400   Health and Educational Building Corp. (INS)        5.50        5/15/2016              402
      5,500   Health and Educational Building Corp. (INS)        5.00        5/15/2026            5,690
      2,000   Health and Educational Building Corp.              6.00        9/01/2033            2,159
      4,550   Housing and Mortgage Finance Corp.                 4.65       10/01/2026            4,591
                                                                                           ------------
                                                                                                 12,842
                                                                                           ------------
              SOUTH CAROLINA (1.0%)

      5,870   Association of Governmental Organizations
                    Educational Facilities Corp. (INS)           4.75       12/01/2026            6,044
      6,325   Association of Governmental Organizations
                    Educational Facilities Corp. (INS)           4.75       12/01/2026            6,466
      5,000   Lexington County Health Services District, Inc.    5.00       11/01/2024            5,563
      7,335   Lexington County Health Services District, Inc.    5.00       11/01/2026            8,136
      7,200   Piedmont Municipal Power Agency (INS)              5.00        1/01/2028            7,962

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                         COUPON            FINAL            VALUE
(000)         SECURITY                                           RATE         MATURITY            (000)
-------------------------------------------------------------------------------------------------------
$     2,700   Piedmont Municipal Power Agency (INS)              5.00%       1/01/2028     $      2,986
                                                                                           ------------
                                                                                                 37,157
                                                                                           ------------
              SOUTH DAKOTA (0.1%)

      1,700   Health and Educational Facilities Auth.            5.00       11/01/2024            1,895
                                                                                           ------------
              TENNESSEE (0.7%)

      7,000   Jackson                                            5.25        4/01/2023            7,654
      2,125   Johnson City Health and Educational Facilities
                    Board                                        5.25        7/01/2026            2,207
      1,000   Nashville and Davidson County Health and
                    Educational Facilities Board (INS)           5.10        8/01/2019            1,001
     14,750   Sullivan County Health, Educational and
                    Housing Facilities Board                     5.25        9/01/2026           15,346
                                                                                           ------------
                                                                                                 26,208
                                                                                           ------------
              TEXAS (10.9%)

      2,300   Austin (INS)                                       5.00       11/15/2024            2,446
      5,610   Austin Utility Systems (INS)                       5.15 (b)    5/15/2017            5,448
      3,030   Bastrop ISD (NBGA)                                 5.55 (b)    2/15/2015            3,026
      3,055   Bastrop ISD (NBGA)                                 5.60 (b)    2/15/2016            3,036
      3,155   Bastrop ISD (NBGA)                                 5.60 (b)    2/15/2017            3,098
      4,150   Bexar County Health Facilities Dev. Corp.          5.00        7/01/2027            4,256
      4,240   Boerne ISD (NBGA)                                  3.66 (b)    2/01/2026            2,855
      2,680   Central Regional Mobility Auth. (INS) (PRE)        4.55        1/01/2020            2,947
      3,445   Central Regional Mobility Auth. (INS) (PRE)        4.60        1/01/2021            3,792
        700   Central Regional Mobility Auth.                    5.00        1/01/2021              772
        500   Central Regional Mobility Auth.                    5.00        1/01/2022              549
        885   Central Regional Mobility Auth.                    5.90 (b)    1/01/2022              658
        500   Central Regional Mobility Auth.                    5.00        1/01/2023              547
      7,000   Central Regional Mobility Auth.                    6.25 (b)    1/01/2024            4,668
      2,500   Central Regional Mobility Auth.                    5.75        1/01/2025            2,766
      2,535   Central Regional Mobility Auth.                    6.50 (b)    1/01/2026            1,516
      3,500   Central Regional Mobility Auth.                    5.00        1/01/2033            3,650
      2,600   Conroe ISD (NBGA) (PRE)(a)                         5.00        2/15/2023            2,679
      3,100   Conroe ISD (NBGA) (PRE)(a)                         5.00        2/15/2024            3,194
      2,000   Dallas/Fort Worth International Airport            5.25       11/01/2028            2,329
      7,500   Dallas/Fort Worth International Airport            5.25       11/01/2029            8,683
      1,000   Decatur Hospital Auth.                             5.25        9/01/2029            1,057
      1,000   Decatur Hospital Auth.                             5.00        9/01/2034            1,013
     13,745   Denton ISD (NBGA) (a)                              5.03 (b)    8/15/2023            9,451
     16,500   Denton ISD (NBGA) (a)                              5.06 (b)    8/15/2024           10,759
      3,715   Ennis ISD (NBGA)                                   4.58 (b)    8/15/2025            2,336
      3,720   Ennis ISD (NBGA)                                   4.60 (b)    8/15/2026            2,226
      4,710   Harris County Cultural Education Facilities
                    Finance Corp.                                5.00       12/01/2027            5,335
      1,400   Harris County Cultural Education Facilities
                    Finance Corp.                                5.00        6/01/2028            1,518
     40,000   Harris County IDC                                  5.00        2/01/2023           43,482
      1,895   Hidalgo County Health Services Corp.               4.75        8/15/2017            1,897
        350   Hidalgo County Health Services Corp.               5.00        8/15/2019              350
      3,805   Hidalgo County Health Services Corp.               5.00        8/15/2022            3,983
      1,785   Hidalgo County Health Services Corp.               5.00        8/15/2026            1,850
      4,000   Houston Airport System                             5.00        7/01/2024            4,511
      7,000   Houston Airport System                             5.00        7/01/2025            7,866
      3,850   Houston Higher Education Finance Corp.             5.25        9/01/2031            4,226
      4,075   Houston Higher Education Finance Corp.             5.25        9/01/2032            4,449
      3,635   Houston ISD Public Facility Corp. (INS)            5.35 (b)    9/15/2015            3,607
      4,955   Houston ISD Public Facility Corp. (INS)            5.35 (b)    9/15/2015            4,917
      6,955   Houston ISD Public Facility Corp. (INS)            5.38 (b)    9/15/2016            6,817
      2,635   Houston ISD Public Facility Corp. (INS)            5.38 (b)    9/15/2016            2,583
      3,885   Houston ISD Public Facility Corp. (INS)            5.40 (b)    9/15/2017            3,722
        105   La Porte ISD (INS)                                 5.00        2/15/2022              108

================================================================================

13  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                         COUPON            FINAL            VALUE
(000)         SECURITY                                           RATE         MATURITY            (000)
-------------------------------------------------------------------------------------------------------
$     1,490   La Porte ISD (INS) (PRE)                           5.00%       2/15/2022     $      1,536
        225   La Porte ISD (INS)                                 5.00        2/15/2024              231
      3,310   La Porte ISD (INS) (PRE)                           5.00        2/15/2024            3,411
      1,655   Lewisville (INS)                                   5.38        9/01/2015            1,659
      4,555   Lower Colorado River Auth. (INS)                   4.38        5/15/2025            4,845
      2,000   Lower Colorado River Auth. (INS)                   4.38        5/15/2026            2,128
      1,245   Marlin ISD Public Facility Corp., acquired
                    7/22/1998; cost $1,265 (f)                   5.85        2/15/2018            1,254
      3,425   Mesquite Health Facilities Dev. Corp.              5.50        2/15/2025            3,489
      2,040   Midlothian Dev. Auth. (INS)                        5.00       11/15/2018            2,111
      2,235   Midlothian Dev. Auth. (INS)                        5.00       11/15/2021            2,279
      1,695   Midlothian Dev. Auth. (INS)                        5.00       11/15/2026            1,718
      2,295   Midlothian Dev. Auth.                              5.13       11/15/2026            2,322
      2,155   New Braunfels ISD (NBGA)                           3.04 (b)    2/01/2023            1,709
      2,500   North Texas Tollway Auth.                          6.00        1/01/2023            2,858
     15,000   North Texas Tollway Auth.                          6.00        1/01/2025           17,406
      1,220   Nueces River Auth. (INS)                           5.00        7/15/2023            1,276
      1,530   Nueces River Auth. (INS)                           5.00        7/15/2024            1,600
      2,965   Plano ISD (NBGA)                                   4.50        2/15/2023            3,141
      2,000   Red River Education Finance Corp.                  4.38        3/15/2025            2,121
      3,000   Red River Education Finance Corp.                  4.38        3/15/2026            3,176
      8,395   Rockwall ISD (NBGA)                                5.14 (b)    2/15/2022            6,100
      9,205   Sabine River Auth. (INS)                           4.95        3/01/2018           10,053
      2,000   San Leanna Education Facilities Corp.              5.00        6/01/2018            2,178
      1,965   San Leanna Education Facilities Corp.              5.13        6/01/2023            2,076
      1,000   San Leanna Education Facilities Corp.              5.13        6/01/2024            1,051
      1,545   San Leanna Education Facilities Corp.              5.13        6/01/2025            1,616
      5,200   Schertz-Cibolo-Universal City ISD (NBGA)           4.86 (b)    2/01/2023            3,515
      3,320   State                                              5.00        8/01/2016            3,334
      3,750   Tarrant County Cultural Education Facilities
                    Finance Corp.                                5.25       11/15/2022            3,942
      1,100   Tarrant County Cultural Education Facilities
                    Finance Corp.                                6.00       11/15/2026            1,146
      8,300   Tarrant County Cultural Education Facilities
                    Finance Corp.                                5.13        5/15/2027            8,401
      5,000   Tarrant Regional Water District (INS)              4.38        3/01/2021            5,297
      4,510   Transportation Commission (PRE)                    4.38        4/01/2025            4,884
      2,490   Transportation Commission                          4.38        4/01/2025            2,681
     13,000   Transportation Commission                          4.50        4/01/2026           14,160
      7,170   Tyler Health Facilities Dev. Corp.                 5.25       11/01/2019            7,850
      7,945   Tyler Health Facilities Dev. Corp.                 5.25       11/01/2021            8,639
      3,360   Tyler Health Facilities Dev. Corp.                 5.25       11/01/2022            3,646
      3,800   Tyler Health Facilities Dev. Corp.                 5.25       11/01/2023            4,082
      8,745   Tyler Health Facilities Dev. Corp.                 5.25        7/01/2026            9,156
     10,000   Tyler Health Facilities Dev. Corp.                 5.50        7/01/2027           11,102
     10,000   Univ. of Texas Board of Regents                    4.25        8/15/2025           10,822
      1,795   Weatherford ISD (NBGA)                             4.73 (b)    2/15/2023            1,269
      1,795   Weatherford ISD (NBGA)                             4.77 (b)    2/15/2024            1,206
      5,970   Williamson County (INS)                            5.13        2/15/2022            6,617
      1,385   Wylie ISD (NBGA)                                   5.00 (b)    8/15/2014            1,385
      1,690   Wylie ISD (NBGA)                                   5.10 (b)    8/15/2015            1,685
                                                                                           ------------
                                                                                                389,141
                                                                                           ------------
              UTAH (0.3%)

     18,337   Jordanelle Special Service District, acquired
                    6/18/2009; cost $18,337 (f),(g),(h),(i)      4.44        8/01/2030           11,515
                                                                                           ------------
              VERMONT (0.3%)

      9,000   EDA                                                5.00       12/15/2020           10,438
                                                                                           ------------
              VIRGINIA (1.0%)

      1,750   Albemarle County IDA                               5.00        1/01/2024            1,783
      2,290   College Building Auth.                             5.00        6/01/2021            2,384

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                         COUPON            FINAL            VALUE
(000)         SECURITY                                           RATE         MATURITY            (000)
-------------------------------------------------------------------------------------------------------
$    11,280   College Building Auth.                             5.00%       6/01/2026     $     11,553
     14,924   Farms of New Kent Community Dev. Auth.,
                    acquired 9/08/2006-10/04/2007; cost
                    $14,395 (f),(g),(i)                          5.13        3/01/2036            7,727
     10,000   Roanoke County EDA                                 5.00        7/01/2025           11,220
      1,000   Small Business Financing Auth.                     5.13        9/01/2022            1,060
                                                                                           ------------
                                                                                                 35,727
                                                                                           ------------
              WASHINGTON (0.2%)

        400   Higher Education Facilities Auth.                  5.20       10/01/2017              402
      5,000   Tobacco Settlement Auth.                           5.25        6/01/2031            5,437
                                                                                           ------------
                                                                                                  5,839
                                                                                           ------------
              WISCONSIN (0.7%)

      8,300   Health and Educational Facilities Auth.            5.13        2/15/2026            8,754
      1,500   Health and Educational Facilities Auth.            5.00        8/15/2026            1,696
      2,000   Health and Educational Facilities Auth.            5.00        7/15/2028            2,157
      1,935   Health and Educational Facilities Auth.            5.00        8/15/2029            2,147
      5,000   Health and Educational Facilities Auth.            5.13        4/15/2031            5,356
      6,000   Sheboygan (INS)                                    5.00        9/01/2015            6,273
                                                                                           ------------
                                                                                                 26,383
                                                                                           ------------
              Total Fixed-Rate Instruments (cost: $2,828,456)                                 2,994,989
                                                                                           ------------
              PUT BONDS (7.4%)

              ARIZONA (1.3%)

     16,000   Health Facilities Auth.                             1.91 (j)   2/01/2048           15,963
     30,000   Health Facilities Auth.                             1.91 (j)   2/01/2048           29,535
                                                                                           ------------
                                                                                                 45,498
                                                                                           ------------

              CALIFORNIA (0.8%)

     10,000   Bay Area Toll Auth.                                 0.96 (j)   4/01/2045            9,957
     17,000   Bay Area Toll Auth.                                 1.16 (j)   4/01/2045           17,112
      3,000   Health Facilities Financing Auth.                   4.95       7/01/2026            3,000
                                                                                           ------------
                                                                                                 30,069
                                                                                           ------------
              FLORIDA (0.7%)

      7,375   Miami-Dade County IDA                               4.00      10/01/2018            7,578
     16,000   Putnam County Dev. Auth. (INS)                      5.35       3/15/2042           18,188
                                                                                           ------------
                                                                                                 25,766
                                                                                           ------------

              ILLINOIS (0.4%)

      5,000   Chicago Board of Education                          0.89 (j)   3/01/2036            4,860
      7,500   Educational Facilities Auth.                        4.75      11/01/2036            8,169
                                                                                           ------------
                                                                                                 13,029
                                                                                           ------------

              INDIANA (0.1%)

      4,000   Rockport Pollution Control                          1.75       6/01/2025            3,997
                                                                                           ------------

              LOUISIANA (0.5%)

     16,750   St. Charles Parish                                  4.00      12/01/2040           17,959
                                                                                           ------------

              MASSACHUSETTS (0.2%)

      6,000   Dev. Finance Agency (PRE)                           5.75      12/01/2042            7,280
                                                                                           ------------

================================================================================

15  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                         COUPON            FINAL            VALUE
(000)         SECURITY                                           RATE         MATURITY            (000)
-------------------------------------------------------------------------------------------------------
              MICHIGAN (0.5%)

$    15,000   Hospital Finance Auth.                             6.00%      12/01/2034     $     17,524
                                                                                           ------------
              NEW MEXICO (0.9%)

     10,000   Farmington                                         4.75        6/01/2040           10,789
     20,000   Farmington                                         5.20        6/01/2040           22,549
                                                                                           ------------
                                                                                                 33,338
                                                                                           ------------
              OHIO (1.1%)

      8,000   Air Quality Dev. Auth.                             5.75        6/01/2033            8,603
     30,000   Water Dev. Auth. (a)                               4.00       12/01/2033           31,716
                                                                                           ------------
                                                                                                 40,319
                                                                                           ------------
              PENNSYLVANIA (0.9%)

      8,800   Beaver County IDA                                  2.70        4/01/2035            8,981
     11,000   Berks County Municipal Auth.                       1.56 (j)   11/01/2039           11,242
      1,750   Economic Dev. Financing Auth.                      1.75       12/01/2033            1,785
      8,750   Economic Dev. Financing Auth.                      2.55       11/01/2041            8,750
                                                                                                 30,758
                                                                                           ------------
              Total Put Bonds (cost: $251,749)                                                  265,537
                                                                                           ------------
              ADJUSTABLE-RATE NOTES (0.6%)

              NEW JERSEY (0.6%)

     10,000   EDA                                                1.61        9/01/2027            9,858
     10,000   EDA                                                1.66        3/01/2028            9,854
                                                                                           ------------
                                                                                                 19,712
                                                                                           ------------
              Total Adjustable-Rate Notes (cost: $20,000)                                        19,712
                                                                                           ------------
              VARIABLE-RATE DEMAND NOTES (8.6%)

              CALIFORNIA (0.9%)

      2,360   Educational Facilities Auth. (LOC - Santander
                    Bank, N.A.)                                  0.74       11/01/2042            2,360
     10,200   Golden State Tobacco Securitization Corp. (INS)
                    (LIQ) (h)                                    0.46        6/01/2045           10,200
     15,250   State (LIQ) (LOC - Dexia Credit Local) (h)         0.31        8/01/2027           15,250
      4,815   Victorville Joint Powers Financing Auth. (LOC -
                    BNP Paribas)                                 1.06        5/01/2040            4,815
                                                                                           ------------
                                                                                                 32,625
                                                                                           ------------
              CONNECTICUT (0.1%)

      5,000   State (k)                                          0.36        7/01/2017            5,000
                                                                                           ------------
              IDAHO (1.0%)

     19,885   American Falls Reservoir District                  0.25        2/01/2025           19,885
     14,000   Housing and Finance Association (k)                0.31        1/01/2038           14,000
                                                                                           ------------
                                                                                                 33,885
                                                                                           ------------
              ILLINOIS (0.4%)

     14,100   State Toll Highway Auth. (INS) (LIQ)               0.27        1/01/2016           14,100
                                                                                           ------------
              KENTUCKY (0.1%)

      5,000   Economic Dev. Finance Auth. (INS) (LIQ) (h)        0.31        6/01/2016            5,000
                                                                                           ------------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                         COUPON            FINAL            VALUE
(000)         SECURITY                                           RATE         MATURITY            (000)
-------------------------------------------------------------------------------------------------------
              NEW JERSEY (0.6%)

$    22,260   EDA (LIQ) (LOC - Dexia Credit Local) (h)           0.33%       9/01/2022     $     22,260
                                                                                           ------------
              NEW YORK (0.3%)

        575   Albany IDA (LOC - RBS Citizens, N.A.)              0.27        7/01/2016              575
      3,490   Oneida County IDA (LOC - RBS Citizens, N.A.)       0.16        7/01/2037            3,490
      4,775   Urban Dev. Corp. (LIQ) (LOC - Dexia Credit
                    Local) (h)                                   0.28        3/15/2024            4,775
                                                                                           ------------
                                                                                                  8,840
                                                                                           ------------
              PENNSYLVANIA (2.0%)

     14,875   Butler County General Auth. (INS) (LIQ)            0.08        9/01/2027           14,875
     55,365   Emmaus General Auth. (INS) (LIQ)                   0.08       12/01/2028           55,365
      2,405   Wilkinsburg Municipal Auth. (LOC - Citizens
                    Bank of Pennsylvania)                        0.32        3/01/2027            2,405
                                                                                           ------------
                                                                                                 72,645
                                                                                           ------------
              RHODE ISLAND (0.3%)

     11,130   Health and Educational Building Corp.
                    (LOC - RBS Citizens, N.A.)                   0.30        4/01/2036           11,130
                                                                                           ------------
              TEXAS (1.5%)

      8,800   Port of Port Arthur Navigation District            0.19       12/01/2039            8,800
     30,800   Port of Port Arthur Navigation District            0.19       12/01/2039           30,800
     10,590   Port of Port Arthur Navigation District            0.19       12/01/2039           10,590
      2,800   Port of Port Arthur Navigation District            0.19       11/01/2040            2,800
                                                                                           ------------
                                                                                                 52,990
                                                                                           ------------
              WASHINGTON (0.6%)

     10,000   Health Care Facilities Auth. (LIQ) (h)             0.26        2/01/2019           10,000
     11,910   Health Care Facilities Auth. (INS) (LIQ)           0.28       12/01/2036           11,910
                                                                                           ------------
                                                                                                 21,910
                                                                                           ------------
              WYOMING (0.8%)

     28,200   Gillette                                           0.23        1/01/2018           28,200
                                                                                           ------------
              Total Variable-Rate Demand Notes (cost: $308,585)                                 308,585
                                                                                           ------------
              TOTAL INVESTMENTS (COST: $3,408,790)                                         $  3,588,823
                                                                                           ============

($ in 000s)                                                     VALUATION HIERARCHY
                                                                -------------------
                                                     (LEVEL 1)         (LEVEL 2)         (LEVEL 3)
                                                   QUOTED PRICES         OTHER          SIGNIFICANT
                                                     IN ACTIVE        SIGNIFICANT      UNOBSERVABLE
                                                      MARKETS         OBSERVABLE          INPUTS
                                                   FOR IDENTICAL        INPUTS
ASSETS                                                ASSETS                                                      TOTAL
-----------------------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                           $             --  $      2,983,474  $         11,515  $      2,994,989
Put Bonds                                                      --           265,537                --           265,537
Adjustable-Rate Notes                                          --            19,712                --            19,712
Variable-Rate Demand Notes                                     --           308,585                --           308,585
-----------------------------------------------------------------------------------------------------------------------
Total                                            $             --  $      3,577,308  $         11,515  $      3,588,823
-----------------------------------------------------------------------------------------------------------------------

================================================================================

17  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                          FIXED-RATE INSTRUMENTS
--------------------------------------------------------------------------------
Balance as of March 31, 2014                                             $11,515
Purchases                                                                      -
Sales                                                                          -
Transfers into Level 3                                                         -
Transfers out of Level 3                                                       -
Net realized gain (loss) on investments                                        -
Change in net unrealized appreciation/depreciation on investments              -
--------------------------------------------------------------------------------
Balance as of June 30, 2014                                              $11,515
--------------------------------------------------------------------------------

For the period of April 1, 2014, through June 30, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Intermediate-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

================================================================================

19  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain fixed-rate instruments, put bonds, and adjustable-rate notes which are valued based on methods discussed in Note A1 and variable-rate demand notes which are valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of securities falling in the Level 3 category are primarily supported by quoted prices discounted for liquidity and other relevant information related to the security. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

================================================================================

                                         Notes to Portfolio of Investments |  20

================================================================================

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of June 30, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2014, were $205,498,000 and $25,465,000, respectively, resulting in net unrealized appreciation of $180,033,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $3,562,678,000 at June 30, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) At June 30, 2014, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(b) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(c) At June 30, 2014, the aggregate market value of securities purchased on a when-issued basis was $64,690,000.
(d) Pay-in-kind (PIK) - Security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.
(e) A portion of the coupon is payable in kind (PIK) 7.06% (5.01% cash, 2.05% PIK).
(f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at June 30, 2014, was $21,006,000, which represented 0.6% of the Fund's net assets.
(g) At June 30, 2014, the issuer was in default with respect to interest and/or principal payments.
(h) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(i) Security was fair valued at June 30, 2014, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $19,242,000, which represented 0.5% of net assets of the Fund.
(j) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at June 30, 2014.

================================================================================

21  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

(k) Variable-rate remarketed obligation - Structured similarly to variable-rate demand notes and has a tender option that is supported by a best efforts remarketing agent.

================================================================================

                                         Notes to Portfolio of Investments |  22

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.






                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     08/26/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     08/27/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     08/27/2014
         ------------------------------